1933 Act File No. 33-46190
                                                      1940 Act File No. 811-6580

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.

    Post-Effective Amendment No.   17  .....................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.   19    ..................................        X

                                SOUTHTRUST FUNDS
                       (formerly SouthTrust Vulcan Funds)

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)


    immediately upon filing pursuant to paragraph (b) on _________________pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
 X  on  June 30, 2003  pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

     _ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.






PROSPECTUS JUNE 30, 2003

SouthTrust Value Fund II



                                         Prospectus
                                       June 30, 2003

                                  SouthTrust Value Fund II


     SouthTrust Value Fund II is a mutual fund seeking to provide long-term capital appreciation, with income a secondary consideration.

     The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency.

     As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

     Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable annuity contracts. They are subject to investment limitations that do not apply to other mutual funds available directly to the general public. Therefore, any comparison of these two types of mutual funds would be inappropriate. This prospectus should be accompanied by the prospectuses for such variable contracts.


                                          CONTENTS
Fund Goals, Strategies, Performance and Investment Risks
What are the Fund's Fees and Expenses?
More Information on the Fund's Strategies
What are the Principal Securities in Which the Fund Invest?
What are the Main Risks of Investing in the Fund?
What do Shares Cost?
How is the Fund Sold?
How to Purchase Shares
How to Redeem and Exchange Shares
Account and Share Information
Who Manages the Fund?
Financial Information


FUND GOALS, STRATEGIES, PERFORMANCE AND INVESTMENT RISKS

SouthTrust Value Fund II

  What is the Value Fund's Goal?

     The Fund's goal is to provide long-term capital appreciation, with income a secondary consideration.


  What are the Fund's Main Investment Strategies?

     The Fund's investment approach is focused on owning stocks of well-managed companies with strong earnings growth that are trading at favorable valuation levels and provide potential for long-term return. SouthTrust Investment Advisors, the investment adviser to the Fund (the "Adviser") first identifies companies with long-term growth potential based upon the company's strengths, industry position, strategic plans, and financial condition. After these companies are identified, the Adviser seeks to uncover those companies selling at attractive valuations. Investments are held for long-term growth and are generally sold only when there is a fundamental change or the stock price reaches its target potential. The Fund limits its investments to those that would qualify as a permissible investment for variable annuity contracts issued by insurance companies.


  What are the Main Risks of Investing in the Fund?

     The value of the stocks in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money. Other risks of investing in the Fund include sector risks and risks related to investing for value.

Value Fund II--Performance Bar Chart and Table

     A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

Prior Performance of Related Fund


     Because the Fund and SouthTrust Value Fund are both managed by the Adviser, have the same investment objective, and have substantially similar investment strategies and policies, historical performance information for SouthTrust Value Fund may be of interest to Fund investors, and is presented in the following table.

  Average Annual Total Returns for the periods ended December 31, 2002:

1 Year                              (24.71)%
5 Years                             0.15%
10 Years                            8.12%

     With respect to the information contained in this table, please note the following:


|X| The performance history relates solely to SouthTrust Value Fund and should not be considered as an indication of the past or future performance of the Fund (or the future performance of SouthTrust Value Fund);

|X| The performance history of SouthTrust Value Fund is not a substitute for the performance history of the Fund;

|X| Any differences in factors such as the timing and magnitude of cash flows into each fund and the applicable charges and expenses incurred, will contribute to differing performance between the two funds in any given period;

|X| Unlike the Fund, SouthTrust Value Fund is not offered to investors through a variable annuity product contract. Thus, its performance does not reflect any charges and expenses that would be imposed under a variable annuity product contract. Had the effect of such charges been included, the performance figures for SouthTrust Value Fund would be lower; and

|X| Mutual fund performance changes over time and may vary significantly from what is shown above. Investment return and principal value will fluctuate, so when shares are redeemed it may be worth more or less than the original cost.


WHAT ARE THE FUND'S FEES AND EXPENSES?

     Note: The table below and the Example that follows it relate exclusively to the shares of the Fund. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity contract. If these had been included your costs would be higher.

     This table describes the fees and expenses that you may pay if you buy and hold shares of Value Fund II.


Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as    None
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage None of original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None
Dividends (and other Distributions) (as a percentage
of offering price)
Redemption Fee (as a percentage of amount redeemed,    None
if applicable)
Exchange Fee                                           None

Annual Fund Operating Expenses (Before
Waivers/Reimbursements) 1
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                         %
Distribution (12b-1) Fee                               %
Shareholder Services Fee                               %
Other Expenses                                         %
Total Annual Fund Operating Expenses                   %

1 Although not contractually obligated to do so, the  adviser will (waive/reimburse)] [adviser (waived/reimbursed)] [and] [distributor (will reimburse/reimbursed)] certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ended December 31, 2003.
  Total[Reimbursements/Waivers] of Fund Expenses       %
  Total Actual Annual Fund Operating Expenses (after
  [reimbursements/waivers])                            %



Example

     This Example is intended to help you compare the cost of investing in Value Fund II with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in Value Fund II for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that Value Fund II operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


---------------------------------------------------------------------
                                 1 Year  3 Years 5 Years   10 Years
---------------------------------------------------------------------
---------------------------------------------------------------------
Value Fund II
---------------------------------------------------------------------
---------------------------------------------------------------------
Expenses assuming redemption
---------------------------------------------------------------------
---------------------------------------------------------------------
Expenses assuming no redemption
---------------------------------------------------------------------


MORE INFORMATION ON THE FUND'S STRATEGIES

What is  Value Fund II's Investment Approach?

     The Fund's investment approach focuses on owning stocks of well-managed companies with strong earnings growth that are trading at valuation levels that provide the potential for long-term growth. The approach revolves around a constant search for well-managed companies in good businesses that are being overlooked by other investors and, as a result, sell at sharply discounted valuations to other companies in their industry and the overall market. Great companies that become temporarily depressed and fall to below market valuations represent ideal purchase candidates, but the average holding tends to be an emerging industry leader where investors have yet to recognize the company's strength, despite it having achieved a meaningful size and industry importance. While special situations represent the smallest part of the portfolio, big gains often come from companies with solid businesses which have had major problems resulting in their stock becoming very depressed. Gains from such investments are often of the magnitude to drive the overall performance of the Fund well above its benchmark norms. Our search is for situations where actions which have a high probability of success to correct the problems have been taken, yet investors have not focused on the significance of the changes. The approach combines sophisticated quantitative screening to identify the companies with the most attractive fundamental characteristics with disciplined fundamental analysis.

     The Adviser considers the attractiveness of the company's industry as well as its core strengths (quality of management, financial position and competitive posture). The Adviser carefully analyzes a company's competitive position within its industry, its strategic plans and financial statements in an effort to understand the variables driving its earnings growth.

     Ideally, the Fund seeks well-managed companies that provide a unique, value- added product or service and possess a competitive advantage, such as being the low-cost producer or having a dominant market share. Typically, companies should generate excess cash flows and maintain relatively underleveraged balance sheets. These characteristics support sustainable, superior earnings growth, which is generally necessary to drive a stock's price substantially higher over the long term. The earnings analysis focuses on: superior long-term profits potential; the quarterly earnings trend; how reported results compare with expectations; and whether earnings estimates are being raised or lowered. In summary, the search is for excellent companies with above average to superior growth prospects.

     But,  valuation is the most  important  factor in selecting  stocks for the
Fund. The focus is to uncover stocks of companies selling at attractive valuations based on: price-to-earnings, price-to-sales, price-to-cash flow and price-to-earnings growth. The Fund's strategy is to own stocks with above-average to superior growth, identified when it are attractively priced. Research is used to project a realistic fundamental price range for the stock over the next 12 months and beyond. The projected price range is important because it is used in determining the risk/reward relationship, which drives the investment decision. Only after gaining an understanding of what price range is realistic for a stock is the decision made on whether it is attractive for purchase in the Fund. While a great deal of analysis and effort is placed into the purchase decision, the sell decision is equally important. A stock may also be sold if the reason for purchasing it is no longer valid. A stock may also be eliminated when it hits our price target or is no longer attractive relative to other stocks.

     In summary, the investment approach for the Value Fund is a consistent, disciplined search for solid companies with attractive earnings growth prospects whose share prices are at levels that offer substantial upside potential and limited downside risk. The investments are generally held for prospective long-term appreciation and tend to be sold only when either the fundamental situation changes or the stock price reaches its target potential.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

Equity Securities

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.


  Common Stocks

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


  Depositary Receipts

     Depositary receipts represent interest in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Temporary Defensive Investments

     The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. The Fund may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Portfolio Turnover

     The Fund actively trade its portfolio securities in an attempt to achieve its investment objectives. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

     In addition to the risks set forth below that are specific to an investment in this Fund, there are risks common to all mutual funds. For example, a fund's share price may decline and you could lose money. Also, there is no assurance that the Fund will achieve its investment objective.

     The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency.

Stock Market Risks

o The value of equity securities in the Fund's portfolios will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolios will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

o The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Sector Risks

o Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. If the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business, or other developments which generally affect that sector.

Risks Related to Investing for Value

o Due to its relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means it depend less on price changes for returns and may lag behind growth stocks in an up market.


WHAT DO SHARES COST?

     Participating insurance companies can purchase, redeem, or exchange shares any day the New York Stock Exchange (NYSE) is open. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.


HOW is THE FUND SOLD?

     The Distributor, markets the shares described in this prospectus to insurance companies as funding vehicles for variable annuity contracts issued by the insurance companies.

     When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


HOW TO PURCHASE and redeem SHARES

     Shares are used solely as the investment vehicle for separate accounts of participating insurance companies offering variable annuity contracts. The general public has access to the Fund only by purchasing a variable annuity contract (thus becoming a contract owner). Shares are not sold directly to the general public. Please consult the the accompanying separate account prospectus for information about the terms of an investment in a contract.

     Purchase and redemption orders are placed by your insurance company when your funds are credited to that insurance company's accounts. Purchase or redemption orders received from your participating insurance company by 4:00 p.m. (Eastern time) will be processed at the NAV calculated on that day. If the Fund receives a purchase or redemption order from your participating insurance company after 4:00 p.m. (Eastern time), that transaction will receive the NAV computed on the next business day.

     Participating insurance companies are responsible for properly transmitting purchase orders and federal funds to the Fund.


  Redemption in Kind

     Although the Fund intends to pay share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Limitations on Redemption Proceeds

     Redemption proceeds for Shares redeemed by an insurance company are normally wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o    to allow your purchase to clear;

o    during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.


ACCOUNT AND SHARE INFORMATION

Dividends and Capital Gains

     The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

     In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.

     If you purchase shares just before the Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before a Fund declares a dividend or capital gain.

Tax Information

     The Fund intends to comply with variable asset diversification regulations applicable to registered investment companies under the Investment Company Act of 1940 and the Internal Revenue Code. The variable insurance accounts that invest in the Fund will be affected by the Fund's compliance with applicable diversification tests. If the Fund fails to comply with these regulations, contracts invested in the Fund will not be treated as annuity contracts under the Internal Revenue Code.

     Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of its contracts and distributions from the Fund to the separate accounts.

     Contract owners are urged to consult their own tax advisers regarding the status of their contracts under state and local tax laws.


WHO MANAGES THE FUND?

     The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, SouthTrust Investment Advisors, a department of SouthTrust Bank.
SouthTrust Bank, an Alabama state-chartered bank, is headquartered in Birmingham, Alabama and is a wholly-owned subsidiary of SouthTrust Corporation, a publicly-held bank holding company. The Adviser manages the Fund's assets, including the selection and management of portfolio securities. The Adviser, SouthTrust Bank, and SouthTrust Corporation all have their principal offices at 420 North 20th Street, Birmingham, Alabama 35203.

     The Adviser's experience includes the management of various collective and common investment funds and the provision of investment management services to banks and thrift institutions, corporate and profit-sharing trusts, municipal and state retirement funds, and individual investors. As of April 30, 2003, the Adviser had approximately $5.2 billion in assets under management.The Adviser receives an investment advisory fee from the Fund, computed daily and payable monthly, at an annual rate of 0.75%. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

     Investment decisions for Value Fund II are made by Jon F. Goebel as the lead portfolio manager for Value Fund II. Mr. Goebel has guided the similarly managed Value Fund since joining SouthTrust Bank, in June 1994. Mr. Goebel is the Chief Investment Officer of SouthTrust Investment Advisors. He is a Chartered Financial Analyst and has a master's degree from the University of Nebraska. Prior to joining SouthTrust, Mr. Goebel served in a similar capacity for North Carolina Trust Company.


FINANCIAL INFORMATION

Financial Highlights

     The Fund's fiscal year end is December 31, 2003. As this is the Fund's first fiscal year, financial information is not yet available.


                            SOUTHTRUST VALUE FUND II

     A Statement of Additional Information (SAI) dated June 30, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI, and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call SouthTrust Funds Shareholder Services at 1-888-735-3441 or your SouthTrust Funds Dealer.

     You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

                                                                   JUNE 30, 2003

Investment Adviser: SouthTrust Investment Advisors
Distributor: Federated Securities Corp.
Investment Company Act File No. 811-6580
Cusip 844734301
 (6/03)










Statement of Additional Information
SOUTHTRUST VALUE FUND II

PORTFOLIO OF SOUTHTRUST FUNDS




     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for SouthTrust Value Fund II (the
Fund), dated June 30, 2003. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-843-8618. June 30, 2003




                                          Contents
How is the Fund Organized?
Securities in Which the Fund Invest
What do Shares Cost?
How is the Fund Sold?
Exchanging Securities for Shares
Subaccounting Services
Redemption in Kind
Massachusetts Partnership Law
Account and Share Information
Tax Information
Who Manages and Provides Services to the Fund?
How Does the Fund Measure Performance?
Financial Information
Addresses
Cusip 844734301
 (6/03)




How is the Fund Organized?

     The SouthTrust Value Fund II is a diversified portfolio of SouthTrust Funds (Company). The Company is an open-end management investment company that was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on March 4, 1992. The Company may offer separate series of shares representing interests in separate portfolios of securities.

     The Board of Trustees has established six diversified investment portfolios and one non-diversified investment portfolio. This SAI relates to SouthTrust Value Fund II only. The Fund's investment adviser is SouthTrust Investment Advisors, a registered investment adviser and a department of SouthTrust Bank (Adviser).


Securities in Which the Fund Invests

     In pursuing their investment strategy, the Fund may invest in the following securities for any purpose that is consistent with their respective investment objective.

Following is a table that indicates which types of securities are a:

P = Principal investment of the Fund; or

A = Acceptable (but not principal) investment of the Fund;
Securities                                   Value
                                             Fund II
Equity Securities                            P
Common Stocks                                P
Preferred Stocks                             A
Real Estate Trusts                           A
Warrants                                     A
Fixed Income Securities                      A
   Treasury Securities                       A
Agency Securities                            A
   Corporate Debt Securities                 A
      Commercial Paper                       A
      Demand Instruments                     A
Zero Coupon Securities                       A
   Bank Instruments                          A
    Credit Enhancement                       A
Variable Rate Demand Notes                   A
Convertible Securities 1                     A
Foreign Securities                           A
   Depositary Receipts                       A
    Brady Bonds                              A
Derivative Contracts                         A
    Futures Contracts                        A
    Options                                  A
    Hybrid Instruments                       A


     1. Although the Value Fund II may acquire convertible securities that are rated below investment grade, the Company does not expect that investments in lower rated convertible securities will exceed 5% of the value of the total assets at the time of purchase.

Special Transactions                         A
   Repurchase Agreements                     A
   Reverse Repurchase Agreements             A
   Delayed Delivery                          A
   To Be Announced Securities                A
Securities Lending 2                         A
   Asset Coverage                            A
Investing in Securities of Other Investment  A
Illiquid Securities                          A

     2. Such loans will not exceed 33 1/3% of the Fund's total assets. Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or U.S. government securities which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.


  SECURITIES DESCRIPTIONS AND TECHNIQUES


  Equity Securities

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invest.

Common Stocks

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

     Preferred  stocks  have  the  right  to  receive  specified   dividends  or
distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

Real Estate Investment Trusts (REITs)

     REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants

     Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.


  Fixed Income Securities

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes the types of fixed income securities in which the Fund invest.

Treasury Securities

     Treasury securities are direct obligations of the federal government of the United States.
Investors regard treasury securities as having the lowest credit risks.

Agency Securities

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as treasury securities.

Corporate Debt  Securities

     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments

     Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Zero Coupon Securities

     Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

     There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments

     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

     The Fund may purchase securities backed by credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

     Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Variable Rate Demand Instruments

     Variable rate demand instruments are securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

Convertible Securities

     Convertible securities are fixed income securities that have the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Foreign Securities

     Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o    the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

     Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Brady Bonds

     Brady Bonds are U.S. dollar denominated debt obligations that foreign governments issue in exchange for commercial bank loans. The International Monetary Fund (IMF) typically negotiates the exchange to cure or avoid a default by restructuring the terms of the bank loans. The principal amount of some Brady Bonds is collateralized by zero coupon U.S. Treasury securities which have the same maturity as the Brady Bonds. However, neither the U.S. government nor the IMF has guaranteed the repayment of any Brady Bond.

Derivative Contracts

     Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

     Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

     For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

     The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

     Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

     The Fund may trade in the following types of derivative contracts:

Futures Contracts

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

Options

     Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

o Buy call options on financial futures contracts in anticipation of an increase in the value of the underlying asset.

o Buy put options on financial futures contracts in anticipation of a decrease in the value of the underlying asset.

o Write call options on financial futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

o Write put options on financial futures contracts to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

     When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

     The Fund may also buy or write options to close out existing options positions.

Hybrid Instruments

     Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

     The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.


Special Transactions

Repurchase Agreements

     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

     Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

     Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced (TBA) Securities

     As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying securities. However, the seller would not identify the specific underlying security until it issues the security.

Securities Lending

     The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

     The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

     Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage

     In order to secure their obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investing in Securities of Other Investment Companies

     The Fund may invest their assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

Illiquid Securities

     The Fund may invest up to 15% of the total value of their net assets in securities that are illiquid. An illiquid security is one which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued it on its books. Repurchase agreements with maturities in excess of seven days will be considered by the Fund to be illiquid.


INVESTMENT RISKS

     There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Stock Market Risks

o The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money. The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Sector Risks

o Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may under perform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector

Risks Related To Investing For Growth

o Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on an analyst's downward earnings estimate revision, a negative fundamental development, or other adverse market development. Further, growth stocks tend to have lower dividend yields than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to higher yielding stocks.

Risks Related to Investing for Value

o Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Currency Risks

o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

o The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Risks Of Foreign Investing

o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the United States.

Liquidity Risks

o Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Leverage Risks

o Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Interest Rate Risks

o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Risks Associated with Noninvestment Grade Securities

o Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.


  State Insurance Regulations

     The Fund is intended to be a funding vehicle for variable annuity contracts offered by certain insurance companies. The contracts will seek to be offered in as many jurisdictions as possible. Certain states have regulations concerning, among other things, the concentration of investments, sales and purchases of futures contracts, and short sales of securities. If applicable, the Fund may be limited in its ability to engage in such investments and to manage its portfolio with desired flexibility. The Fund will operate in material compliance with the applicable insurance laws and regulations of each jurisdiction in which contracts will be offered by the insurance companies that invest in the Fund.


  Variable Asset Regulations

     The Fund is also subject to variable contract asset regulations prescribed by the U.S. Treasury Department under Section 817(h) of the Internal Revenue Code. After a one year start-up period, the regulations generally require that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the Fund may be represented by any one investment, no more than 70% of the total assets of the Fund may be represented by any two investments, no more than 80% of the total assets of the Fund may be represented by any three investments, and no more than 90% of the total assets of the Fund may be represented by any four investments. In applying these diversification rules, all securities of the same issuer, all interests of the same real property project and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality shall be treated as a separate issuer. If the Fund fails to achieve the diversification required by the regulations, unless relief is obtained from the Internal Revenue Service, the contracts invested in the Fund will not be treated as annuity, endowment, or life insurance contracts.


INVESTMENT LIMITATIONS

The following investment limitations pertain to the Fund. The Fund may not:

     1. Purchase securities of any one issuer other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or certificates of deposit for any such securities if more than 5% of the value of the Fund's total assets, taken at current value, would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund or the Company, except that up to 25% of the value of the Fund's total assets, taken at current value, may be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

     2. Borrow money or issue senior securities except that the Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its aggregate borrowings including reverse repurchase agreements and borrowing from banks in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not deemed to be pledged for purposes of this limitation.

     3. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to Iinstruments that are issued (as defined in Investment Limitation No. 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and (ii) repurchase agreements secured by the instruments described in clause I; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and(c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric and telephone will each be considered as separate industry).

     4. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

     5. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the Investment Company Act of 1940 (1940 Act).

     6. Act as an underwriter of securities, except to the extent that it may be deemed an underwriter within the meaning of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale.

     7. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities, securities indices, futures contracts, options on futures contracts and transactions in securities on a when-issued or forward commitment basis, and except that a non-money market fund may enter into forward foreign currency contracts and options thereon in accordance with its investment objectives and policies.

     8. Purchase securities of companies for the purpose of exercising control.

     9. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options, the Fund's sale of securities short against the box or the Fund's transactions in securities on a when-issued or forward commitment basis, and (b) the Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

     10. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Fund may, to the extent appropriate to its investment policies, purchase publicly traded securities of companies engaging in whole or in part in such activities, may enter into futures contracts and related options, and may engage in transactions insecurities on a when-issued or forward commitment basis, and except that a non-money market fund may enter into forward foreign currency contracts and options thereon in accordance with its investment objectives and policies.

     11. Make loans, except that the Fund may purchase and hold debt instruments(whether such instruments are part of a public offering or privately negotiated), may lend portfolio securities and enter into repurchase agreements in accordance with its investment objective and policies.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

     The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act.


DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o for bonds and other fixed income sales for equity securities, according to the mean between the last closing bid and asked prices;

o futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o for all other securities at fair value as determined in good faith by the Board.

     Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


What Do Shares Cost?

     The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.


How is the Fund Sold?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779 offers Shares on a continuous, best-efforts basis.


SHAREHOLDER SERVICES

     The Fund may pay SouthTrust Bank for providing shareholder services and maintaining shareholder accounts. SouthTrust Bank may select others to perform these services for their customers and may pay them fees.


Subaccounting Services

     Certain participating insurance companies may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Participating insurance companies holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the participating insurance companies about the services provided, the fee charged for those services and any restrictions and limitations imposed.


Redemption in Kind

     Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

     Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

     Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


Massachusetts Partnership Law

     Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Company. To protect its shareholders, the Company has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Company.

     In the unlikely event a shareholder is held personally liable for the Company's obligations, the Company is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Company will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Company. Therefore, financial loss resulting from liability as a shareholder will occur only if the Company itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


Account and Share Information


VOTING RIGHTS

     Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

     All Shares of the Company have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

     Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Company's outstanding shares of all series entitled to vote.


Tax Information


FEDERAL INCOME TAX

     The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

     The Fund will each be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Company's other portfolios will be separate from those realized by the Fund.


FOREIGN INVESTMENTS

     If the Fund purchases foreign securities, its investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of the Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

     Distributions from the Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

     If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

     If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


Who Manages and Provides Services to the Fund?


BOARD OF TRUSTEES

     The Board is responsible for managing the Company's business affairs and for exercising all the Company's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). The Company comprises six portfolios.

     As of June x, 2003, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.


INTERESTED TRUSTEES BACKGROUND AND COMPENSATION
Name
--------------------                                          Aggregate
Birth Date                                                    Compensation
Address             Principal Occupation(s) for Past Five     From Company
Positions Held with Years, Other Directorships Held and       (past fiscal
Company             Previous Positions                        year)
Date Service Began
  William O. Vann * Principal Occupations:  President and           $12,000
    Birth Date:     Chairman, Vann Family Investments, LLC;
January 28, 1942    Trustee and Past Chairman, The Childrens'
P.O. Box 10645      Hospital of Alabama.
Birmingham, AL      Previous Position: Chairman and Chief
TRUSTEE             Executive Officer, Young & Vann Supply
Began serving:      Co.; Partner, B&B Investments.
April, 1992


Thomas M. Grady.*   Principal Occupations:  Partner of the          $12,000
Birth Date: July    law firm of Hartsell & Williams, P.A.;
25, 1941            Member, Board of Directors, Pfeiffer
P.O. Box 2          University; Trustee, Cannon Foundation.
--------------------
708 McLain Road
Kannapolis, NC
TRUSTEE
Began serving:
March, 1998

Billy L. Harbert,   Principal Occupations:  President and           $12,000
Jr. *               Chief Executive Officer, B. L. Harbert
Birth Date: May 23, International LLC (construction)
1965                ------------------------------------------
--------------------Other Directorships Held:
B.L. Harbert        Member/Shareholder, Bonaventure Capital,
International LLC   LLC; Member /Shareholder, Bonaventure
820 Shades Creek    Partners LLC; Board Member/ Shareholder,
Parkway             Founders Trust Company, Inc.; and Member
Birmingham, AL      /Shareholder, Treble Range Partners, LLC.
TRUSTEE

Began serving:
November, 1997

--------------------



* Each Trustee is considered to be "interested" because of his ownership of the common stock of SouthTrust Corporation.

-------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name
Birth Date             ------------------------------------------Aggregate
Address                                                          Compensation
Positions Held with    Principal Occupation(s) for Past Five     From Company
Company                Years, Other Directorships Held and       (past fiscal
Date Service Began     Previous Positions                        year)
Charles G. Brown, III  Principal Occupation:  President, Tubular       $13,200
Birth Date: November   Products Company (since 1985); Managing
27, 1953               Partner, Red Hollow Partnership.
Tubular Products Co.
1400 Red Hollow Road
Birmingham, AL
CHAIRMAN AND TRUSTEE
Began serving: April,
1992

Russell W. Chambliss   Principal Occupations:  President  and          $12,000
Birth Date: December   Chief Executive Officer, Mason
26, 1951               Corporation (manufacturer of roll formed
Mason Corporation      aluminum and steel products).
123 Oxmoor Road
-----------------------
Birmingham, AL
TRUSTEE
Began serving: April,
1992

Lawrence W. Greer, M.D. Principal Occupations: Sr. Managing            $12,000
-----------------------Partner, Greer Capital Advisers;
Birth Date: October    President, Scout Corp.
26, 1944               ------------------------------------------
Greer Capital
Advisers, LLP          Other Directorships Held: Chairman, Board
2200 Woodcrest Place,  of Directors, Southern BioSystems;
Suite 309              Director, Daily Access Concepts, Inc.,
Birmingham, AL         Electronic HealthCare Systems, Inc.,
TRUSTEE                Cumberland Pharmaceuticals, Biotechnology
Began serving: October Association of Alabama, and Research
1999                   Foundation - University of Alabama at
                       Birmingham.
-------------------------------------------------------------------------------
                       Principal Occupation: President, Jones &         $3,000
George H. Jones, III   Kirkpatrick PC (accounting firm).
-----------------------
Birth Date: April 1,
1950
Jones & Kirkpatrick PC
300 Union Hill Drive
Birmingham, AL
TRUSTEE
Began Serving: August,
2001
-------------------------------------------------------------------------------




OFFICERS**

Name
Birth Date
Address
Positions Held with       Principal Occupation(s) and Previous Positions
Company
Richard S. White, Jr.     Principal Occupation: Division President, SouthTrust
--------------------------Capital Management.
Birth Date: March 14, 1934
SouthTrust Bank
420 North 20th Street
Birmingham, AL
PRESIDENT


                          ------------------------------------------------------------
Charles L.                Principal Occupations: Vice President, Federated Services
Davis, Jr.                Company; Director, Mutual Fund Services, Strategic
Birth Date:               Relationship Management for Federated Services Company.
March 23, 1960
Federated                 Previous Positions: Vice President and Director of
Investors                 Investor Relations for MNC Financial, Inc.
Tower
1001 Liberty
Avenue
Pittsburgh,
PA
CHIEF
EXECUTIVE
OFFICER
--------------------------------------------------------------------------------------

Edward C.                 Principal Occupations:  President, Executive Vice
Gonzales                  President and Treasurer of some of the Funds in the
Birth Date:               Federated Fund Complex; Vice Chairman, Federated
October 22,               Investors, Inc.; Trustee, Federated Administrative
1930                      Services.
Federated Investors Tower
1001 Liberty Avenue       Previous Positions:  Trustee or Director of some of the
Pittsburgh, PA            Funds in the Federated Fund Complex; CEO and Chairman,
EXECUTIVE VICE PRESIDENT  Federated Administrative Services; Vice President,
                          Federated Investment Management Company, Federated
                          Investment Counseling, Federated Global Investment
                          Management Corp. and Passport Research, Ltd.; Director and
                          Executive Vice President, Federated Securities Corp.;
                          Director, Federated Services Company; Trustee, Federated
                          Shareholder Services Company.

                          ------------------------------------------------------------
Charles A. Beard          Principal Occupation: Senior Vice President, SouthTrust
--------------------------Asset Management.
Birth Date: October 26,   -----------------------------------------------------------
1946
SouthTrust Bank           Previous Positions:  Senior Vice President and Marketing
420 North 20th Street     Director, SouthTrust Capital Management Group.
Birmingham, AL
VICE PRESIDENT

Peter J. Germain          Principal Occupation:  Senior Vice President and Director,
Birth Date: September 2,  Mutual Fund Services Division, Federated Services
1959                      Company.
Federated Investors Tower
1001 Liberty Avenue       Previous Positions:  Senior Corporate Counsel, Federated
Pittsburgh, PA            Investors, Inc.
VICE PRESIDENT

                          Principal Occupation:  Vice President, Federated
Beth S. Broderick         Services Company (1997 to present).
--------------------------
Birth Date: August 2, 1965Previous Positions:  Client Services Officer,
Federated Investors Tower Federated Services Company (1992-1997).
1001 Liberty Avenue
Pittsburgh, PA
VICE PRESIDENT AND
ASSISTANT TREASURER

Richard J. Thomas         Principal Occupation: Treasurer of the Federated Fund
--------------------------Complex; Senior Vice President, Federated
Birth Date: June 17, 1954 Administrative Services.
Federated Investors Tower
1001 Liberty Avenue       Previous Positions: Vice President, Federated
Pittsburgh, PA            Administrative Services; held various management
TREASURER                 positions within Fund Financial Services Division of
                          Federated Investors, Inc.

----------------------------------------------------------------------------------
John D. Johnson           Principal Occupation: Counsel, Reed Smith LLP
Birth Date: November 8,
1970                      Previous Positions: Associate Corporate Counsel,
Federated Investors Tower Federated Investors, Inc. (1999 to 2002);
1001 Liberty Avenue       Associate, Kirkpatrick & Lockhart LLP (1997 to 1999)
Pittsburgh, PA
SECRETARY



COMMITTEES of the board
                                                                               MEETINGS HELD
  BOARD      COMMITTEE                                                         DURING LAST
COMMITTEE     MEMBERS                      COMMITTEE FUNCTIONS                 FISCAL YEAR
  Audit  Charles G.       The Audit Committee reviews and recommends to the         Two
         Brown, III       full Board the independent auditors to be selected
         Dr. Lawrence W.  to audit the Fund's financial statements; meet with
         Greer            the independent auditors periodically to review the
         Russell W.       results of the audits and report the results to the
         Chambliss        full Board; evaluate the independence of the
         George H. Jones, auditors, review legal and regulatory matters that
         III              may have a material effect on the financial
                          statements, related compliance policies and
                          programs, and the related reports received from
                          regulators; review the Fund's internal audit
                          function; review compliance with the Fund's code of
                          conduct/ethics; review valuation issues; monitor
                          inter-fund lending transactions; review custody
                          services and issues and investigate any matters
                          brought to the Committee's attention that are within
                          the scope of its duties.

GovernancCharles G.       The Governance Committee makes recommendations to         Two
&        Brown, III       the Board regarding committees of the Board and
Contracts-----------------committee assignments, along with recommendation
         Russell W.       regarding the composition of the Board and
         Chambliss        candidates for election; makes recommendations
         Dr. Lawrence W.  regarding the structure of agendas and materials for
         Greer            meetings of the Board; oversees the process of
         George H. Jones, evaluating the functions of the Board and makes
         III              recommendations for compensation of Trustees not
                          affiliated with the Adviser or the Distributor for
                          the Trust.

Marketing                 The Marketing Committee reviews the Fund's marketing      Two
         -----------------plans and provides guidance to Fund management on
         Thomas M. Grady  marketing strategies to increase Fund assets and
         Billy L.         create economies of scale.
         Harbert, Jr.
         William O. Vann







Board ownership of shares in the SouthTrust Funds family of Investment companies AS OF dECEMBER 31, 2002


                  Dollar Range of
    Interested    Shares Owned
Board Member Name in Funds
William O. Vann      Over $100,000
Thomas M. Grady          $1-25,000
Billy L. Harbert,             None
Jr.

                  Dollar Range of
   Independent    Shares Owned
Board Member Name in Funds
Charles G. Brown,    Over $100,000
III
Russell W.              $0- 25,000
Chambliss
Lawrence W.                   None
Greer, M.D.
George H. Jones,              None
III


     The Trust has a deferred compensation plan (the "Plan") that permits any Trustee that is not an "affiliated person" of the Trust to elect to defer receipt of all or a portion of his or her compensation. The deferred compensation that would have otherwise been paid to the Trustee is invested, at the Trustee's direction, in one or more of the SouthTrust Funds. A Trustee may elect to participate in the Plan during any quarter. At the time for commencing distributions from a Trustee's deferral account, which is no later than when the Trustee ceases to be a member of the board, the Trustee may elect to receive distributions in a lump sum or on an annual or quarterly basis over a period of five years.


INVESTMENT ADVISER

     The Adviser, SouthTrust Investment Advisors, a registered investment adviser and a department of SouthTrust Bank, conducts investment research and makes investment decisions for the Fund.

     The Adviser shall not be liable to the Company or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Company.

     As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the adviser's management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services to be provided to the Fund and its shareholders by the SouthTrust organization in addition to investment advisory services; and the Fund's relationship to other funds in the SouthTrust fund family.

     The Board also considers the compensation and benefits received by the adviser. This includes fees received for services provided to the Fund by other entities in the SouthTrust organization and research services received by the adviser from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's relationship with the fund; performance and expenses of comparable Fund; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

     The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the SouthTrust Funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the SouthTrust organization. SouthTrust provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the fund's portfolio securities; the nature and extent of the advisory and other services provided to the fund by the adviser and its affiliates; compliance and audit reports concerning the SouthTrust Funds and the SouthTrust companies that service them; and relevant developments in the mutual fund industry and how the Fund and/or SouthTrust are responding to them.

     The Board also receives financial information about SouthTrust, including reports on the compensation and benefits SouthTrust derives from its relationships with the Fund. These reports cover not only the fees under the advisory contracts, but also fees received by SouthTrust's subsidiaries for providing other services to the Fund under separate contracts (e.g., for serving as the Fund's administrator and transfer agent). The reports also discuss any indirect benefit SouthTrust may derive from its receipt of research services from brokers who execute fund trades.

     The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of the Fund to the SouthTrust family of funds, the Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by SouthTrust.


Code of Ethics- Restrictions on Personal Trading

     As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Company Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


BROKERAGE TRANSACTIONS

     Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

Research Services

     Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


ADMINISTRATOR

     Federated   Services   Company,   a  subsidiary  of   Federated,   provides
administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund.

     Federated   Services   Company  also  provides   certain   accounting   and
recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN

SouthTrust Bank is custodian for the securities and cash of the Fund.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT Auditors

     The independent auditor for the Fund, KPMG LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.


How Does the Fund Measure Performance?

     The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual Fund. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

     Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD

     The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

     To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

     The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Dow Jones Industrial Average (DJIA)

     Represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

Financial Publications

     The Wall Street Journal,  Business Week,  Changing Times,  Financial World,
Forbes,   Fortune,  and  Money  magazines,   among  others-provide   performance
statistics over specified time periods.


Lipper Ratings

     Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specified period of time.

Moody's Investors Service,  Fitch Ratings and Standard & Poor's

Various publications.

Morningstar, Inc.

     An independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ- listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

     Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500) is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

     S&P 500 Barra Growth Index is an unmanaged capitalization- weighted index of stocks the S&P 500 index have the highest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.




Addresses
  southtrust value fund ii


  portfolio of SouthTrust Funds

5800 Corporate Drive
Pittsburgh, PA 15237-7010

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

SouthTrust Investment Advisors

420 North 20th Street

Birmingham, AL 35203

Custodian

SouthTrust Bank

420 North 20th Street

Birmingham, AL 35203

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

KPMG LLP
99 High Street

Boston, MA 02110








PART C.     OTHER INFORMATION.

Item 23.    Exhibits:

            (a)   (i)         Conformed copy of Master Trust Agreement of the
                              Registrant; (1)
                  (ii)        Conformed copy of Amendment No. 1 to Master
                              Trust Agreement; (2)
                  (iii)       Conformed copy of Amendment No. 4 to Master
                              Trust Agreement; (7)
                  (iv)        Conformed copy of Amendment No. 2 to the Master
                              Trust Agreement; (9)
                  (v)         Conformed copy of Amendment No. 3 to the Master
                              Trust Agreement; (9)
                  (vi)        Conformed copy of Amendment No. 6 to the Master
                              Trust Agreement; (9)
                  (vii)       Conformed copy of Amendment No. 8 to the Master
                              Trust Agreement; (12)
                  (viii)      Conformed copy of Amendment No. 9 to the Master
                              Trust Agreement; (12)
                  (viv)       Conformed copy of Amendment No. 10 to the
                              Master Trust Agreement; (12)
            (b)   (i)         Copy of By-Laws of the Registrant; (1)
                  (ii)        Conformed copy of Amendment No. 1 to the
                              By-Laws;+
            (c)               Not applicable;
            (d)   (i)         Conformed copy of copy of Investment Advisory
                              Contract of the Registrant; (3)
                  (ii)        Conformed copy of Amendment No. 1 to Investment
                              Advisory Contract dated September 1, 1995; (8)
                  (iii)       Conformed copy of Amendment No. 2 to Investment
                              Advisory Contract dated August 1, 1999; (12)
                  (iv)        Conformed copy of Amendment to Investment
                              Advisory Contract between SouthTrust Funds and
                              SouthTrust Investment Advisor dated March 16,
                              2001;+
            (e)   (i)         Conformed copy of Distributor's Contract of the
                              Registrant (including Exhibits A through C); (5)
                  (ii)        Conformed copy of Exhibit D to Distributor's
                              Contract; (9)
                  (iii)       Conformed copy of Exhibit E to Distributor's
                              Contract; (12)
                  (iv)        Conformed copy of Exhibit F to Distributor's
                              Contract; (12)
                  (vi)        Conformed copy of Amendment to Distributor's
                              Contract between SouthTrust Funds and Federated
                              Securities Corp. dated March 16, 2001; (13)
                  (v)         Form of Deferred Compensation Plan for
                              Trustees; (12)
            (g)   (i)         Conformed copy of Custodian Contract of the
                              Registrant; (11)
                  (ii)        Conformed copy of Exhibit 1 to the Custodian
                              Fee Schedule;(11)
                  (iii)       Conformed copy of Amendment to Custodian
                              Contract between SouthTrust Funds and
                              SouthTrust Bank, N.A., dated March 16, 2001;
                              (14)
            (h)   (i)         Conformed copy of Administrative Services
                              Agreement of Registrant; (5)
                  (ii)        Conformed copy of Amendment No. 1 to
                              Administrative Services Agreement of
                              Registrant; (6)
                  (iii)       Conformed copy of Amendment No. 2 to
                              Administrative Services Agreement of
                              Registrant; (11)
                  (iv)        Conformed copy of Amendment to Administrative
                              Agreement between SouthTrust Funds and
                              Federated Administrative Services, dated March
                              16, 2001; (13)
                  (v)         Conformed copy of Amendment No. 4
                              Administrative Services Agreement between
                              SouthTrust Funds and Federated Services
                              Company; (14)
                  (xii)       Conformed copy of Amendment to Fund Accounting
                              and Shareholder Recordkeeping Agreement between
                              SouthTrust Funds and Federated Services
                              Company; (14)
                  (xiii)      Conformed copy of Financial Administration and
                              Accounting Service Agreement, dated January 1,
                              2002; (14)
                  (xiv)       Conformed copy of Electronic Communications and
                              Recordkeeping Agreement; (6)
            (i)               Conformed copy of Opinion and Consent of
                              Counsel as to legality of shares being
                              registered; (2)
            (j)               Conformed copy of Consent of Independent Public
                              Auditors; (14)
            (l)               Conformed copy of Purchase Agreement of the
                              Registrant; (3)
            (m)   (i)         Copy of 12b-1 Plan and copy of Exhibit A to the
                              Agreement dated September 1, 1995; (8)
                  (ii)        Conformed copy of Exhibit B to the 12b-1 Plan
                              dated August 1, 1999; (12)
                  (iii)       Conformed copy of Exhibit C to the 12b-1 Plan
                              dated August 1, 1999; (12)
                  (iv)        Conformed copy of Sales Agreement of the
                              Registrant;(12)
            (n)               Not included per Footnote 60 of Release No.
                              33-7684;
            (o)   (i)         Conformed copy of Power of Attorney; (12)
                  (ii)        Conformed copy of Power of Attorney of Chief
                              Executive Officer of the Registrant; (14)
                  (iii)       Conformed copy of Power of Attorney of the
                              President of the Registrant; (14)
                  (iv)        Conformed copy of Power of Attorney of Trustee,
                              George H. Jones, III;(14)
                  (v)         Conformed copy of Power of Attorney of the
                              Treasurer (Principal Financial and Accounting
                              Officer)of the Registrant; +
            (p)   (i)         Conformed copy of Registrant's Code of Ethics;
                              (12)

                  (ii) The Registrant hereby incorporates, on behalf of the Distributor the conformed copy of the Code of Ethics for Access Persons from Item 23(p) of the Federated Managed Allocation Portfolios Registration Statement on Form N-1A filed with the Commission on January 25, 2001. (File Nos. 33-51247 and 811-7129).






+ Exhibits are filed electronically.
-------------------------------------------------------------------------------

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed on March 5, 1992. (File Nos. 33-46190 and 811-6580)
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed on May 1, 1992. (File Nos. 33-46190 and 811-6580)
3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on November 27, 1992. (File Nos. 33-46190 and 811-6580)
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on June 24, 1994. (File Nos. 33-46190 and 811-6580)
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed on June 23, 1995. (File Nos. 33-46190 and 811-6580)
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed on September 29, 1995. (File Nos. 33-46190 and 811-6580)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on October 13, 1995. (File Nos. 33-46190 and 811-6580)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on June 27, 1996. (File Nos. 33-46190 and 811-6580)
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed on July 20, 1998. (File Nos. 33-46190 and 811-6580)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed on June 26, 2000. (File Nos. 33-46190 and 811-6580)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on June 27, 2001. (File Nos. 33-46190 and 811-6580)
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 filed June 26, 2002. (File Nos. 33-46190 and 811-6580)


Item 24.    Persons Controlled by or Under Common Control with the Fund:

            None

Item 25.    Indemnification:  (3)


Item 26.    Business and Other Connections of Investment Adviser:

            For a description of the other business of the Investment Adviser, see the section entitled `Management of the Funds' in Part A.

            To reach any of the following Officers and Directors of the Investment Adviser, call SouthTrust Bank.

      (1)                    (2)                         (3)
                                                Principal Occupation
                                                or Other Employment
                                                of a Substantial
                        Position with           Nature During
      Name               the Adviser            the Past Two Years

Wallace D. Malone, Jr.  Director, Chairman,     Banking
                        President, and Chief
                        Executive Officer


Carl F. Bailey          Director                Chairman, TekQuest


John M. Bradford        Director                Chairman and Chief Executive
                                                Officer, Mrs. Stratton's
                                                Salads Inc.


William A. Coley        Director                Group President, Duke Energy
                                                Corporation

H. Allen Franklin       Director                Chairman, President and Chief
                                                Executive Officer, Southern
                                                Company

William C. Hulsey       Director                Chairman and Chief Executive
                                                Officer, Arlington
                                                Properties, Inc.

Donald M. James         Director                Chairman and Chief Executive
                                                Officer, Vulcan Materials
                                                Company

Allen J. Keesler, Jr.   Director                Management Consultant,
                                                Retired President and Chief
                                                Executive Officer, Florida
                                                Power Corporation

Rex J. Lysinger         Director                Management Consultant,
                                                Retired Chairman and Chief
                                                Executive Officer, Energen
                                                Corporation And Alabama Gas
                                                Corporation

Dr. Judy M. Merritt     Director                President, Jefferson State
                                                Community College

Van I. Richey           Director                President and Chief Executive
                                                Officer, American Cast Iron
                                                Pipe Company

Garry N. Drummond       Director                Chief Executive Officer,
                                                Drummond Company, Inc.

William C. Patterson    Executive Vice          Banking President

Alton E. Yother         Executive Vice          Banking
                        President,
                        Secretary, Treasurer,
                        And Controller

Julian W. Banton        Director, Chairman,     Banking
                        President, and Chief
                        Executive Officer,
                        SouthTrust Bank

Thomas H. Coley         President,              Banking
                        General Banking
                        SouthTrust Bank

R. Glenn Eubanks        President,              Banking
                        Commercial Division
                        SouthTrust Bank


Fred C. Crum, Jr.       President, Credit
                        Division,               Banking
                        SouthTrust Bank


E. Frank Schmidt        President, Information  Banking
                        Services and Strategic
                        Support, SouthTrust Bank

Richard S. White , Jr.  President, Capital      Banking
                        Management Group,
                        SouthTrust Bank



Item 27.    Principal Underwriters:

            (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                  Cash Trust Series II; Cash Trust Series, Inc.; Edward Jones Money Market Fund; Edward Jones Tax-Free Money Market Fund; Federated American Leaders Fund, Inc.; Federated Adjustable Rate Securities Fund; Federated Capital Income Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Limited Duration Government Fund, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Money Market Obligations Trust; CCMI Funds; Regions Morgan Keegan Select Funds; RIGGS Funds; SouthTrust Funds; and Vision Group of Funds.


         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
_____________________         _________________       ______________________

Chairman:                     Richard B. Fisher                   --

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              Irving Anderson
                              John B. Bohnet
                              Edward Bozek
                              Jane E. Broeren-Lambesis
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Renee Gebben
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              H. Joseph Kennedy
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary Ann McCaffrey
                              Maurice W. McKinney
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff


Assistant Vice Presidents:    Lisa Arcuri
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              John T. Glickson
                              William Rose
                              Lynn Sherwood-Long

Treasurer:                    Denis McAuley, III

Secretary:                    Stephen A. Keen

Assistant Secretaries:        Peter J. Germain

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

         (c)     Not applicable


Item 28.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                    5800 Corporate Drive
                              Pittsburgh, PA 15237-7010

Federated Shareholder
Services Company              Federated Investors Tower
("Transfer Agent and          1001 Liberty Avenue
Dividend Disbursing           Pittsburgh, PA 15222-3779
Agent and Portfolio
Recordkeeper")

Federated Services Company    Federated Investors Tower
("Administrator")             1001 Liberty Avenue
                              Pittsburgh, PA 15222-3779

SouthTrust Investment         420 North 20th Street
Advisers                      Birmingham, AL 35203
("Adviser")

SouthTrust Bank,              420 North 20th Street
("Custodian")                 Birmingham, AL 35203

Item 29.    Management Services:  Not applicable.


Item 30.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to shareholders, upon request and without charge.


                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, SOUTHTRUST FUNDS (formerly, SouthTrust Vulcan Funds) has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 22nd day of April, 2003.

                               SOUTHTRUST FUNDS
                      (formerly, SouthTrust Vulcan Funds)

                        BY: /s/ John D. Johnson
                        John D. Johnson, Secretary
                        Attorney in Fact for William O. Vann
                        April 22, 2003

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                       TITLE                DATE

By: /s/ John D. Johnson       Attorney In Fact     April 22, 2003
John D. Johnson               For the Persons
SECRETARY                     Listed Below

      NAME                       TITLE

Charles G. Brown, III *       Chairman and Trustee

Richard S. White, Jr.*        President

Charles L. Davis, Jr.*        Chief Executive Officer
                              (Principal Executive Officer)

Richard J. Thomas*            Treasurer
                              (Principal Financial and
                              Accounting Officer)

William O. Vann*              Trustee

Russell W. Chambliss *        Trustee

Lawrence W. Greer, M.D.*      Trustee

Thomas M. Grady *             Trustee

Billy L. Harbert, Jr.*        Trustee



* By Power of Attorney